Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in convertible preferred stock and stockholders’ deficit and cash flows. The information as of December 31, 2023 included in the unaudited interim condensed consolidated balance sheets was derived from audited annual consolidated financial statements but does not contain all of the footnote disclosures from the audited annual consolidated financial statements.
These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements as of and for the years ended December 31, 2023 and 2022.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant items subject to such estimates and assumptions include the contract research accruals, stock-based compensation expense, the fair value of the Company’s common stock, the income tax valuation allowance, and the fair value determination of the SAFEs. Management’s estimates are based on historical experience and various other assumptions that it believes are reasonable under the circumstances. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB, or other standard setting bodies and are adopted by the Company as of the specified effective dates. Unless otherwise discussed, the impact of recently issued standards that are not yet effective are not anticipated to have a material impact on the Company’s condensed consolidated financial statements upon adoption.

Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging Contracts in an Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”).
ASU
2020-06
simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (i) those not carried at fair value with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (ii) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in
capital. ASU
2020-06
also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU
2020-06
will be effective for the Company beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted this guidance on January 1, 2024 with no material impact on the condensed consolidated financial statements and disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting
(Topic 280) (“ASU
2023-07”),
which enhances the segment disclosure requirements for public entities on an annual and interim basis. Under ASU
2023-07,
public entities will be required to disclose significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss. Additionally, current annual disclosures about a reportable segment’s profit or loss and assets will be required on an interim basis. Entities will also be required to disclose information about the CODM’s title and position at the Company along with an explanation of how the CODM uses the reported measures of segment profit or loss in their assessment of segment performance and deciding whether how to allocate resources. Finally, ASU
2023-07
requires all segment disclosures for public entities that have only a single reportable segment. The amendments in ASU
2023-07
are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-07
on its condensed consolidated financial statements.
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes
(Topic 740) (“ASU
2023-09”),
which enhances the income tax disclosure requirements for public entities on an annual basis. Under ASU
2023-09,
public entities will be required to disclose in their rate reconciliation, on an annual basis, both percentages and amounts in their reporting currency for certain categories in a tabular format, with accompanying qualitative disclosures. The amendments in ASU
2023-09
are effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-09
on its condensed consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant items subject to such estimates and assumptions include the contract research accruals, stock-based compensation expense, the fair value of the Company’s common stock, the income tax valuation allowance, the fair value determination of the SAFEs and the preferred stock tranche liability settled in 2022. Management’s estimates are based on historical experience and various other assumptions that it believes are reasonable under the circumstances. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.
Foreign Currency
The functional currency of the Company’s wholly-owned foreign subsidiary in Australia is Australian Dollars.
Accounts and transactions denominated in currencies other than an entity’s functional currency are remeasured into the functional currency using the appropriate foreign exchange rate in accordance with FASB ASC Topic 830,
Foreign Currency Matters.
All foreign currency transaction gains and losses arising
from transactions denominated in foreign currencies are recorded in the statements of operations and comprehensive loss as other income or expenses. The financial statements of the Australian subsidiary will be translated into the Company’s U.S. dollar reporting currency at each reporting date, and the translation adjustments will be recognized as an unrealized gain or loss within the cumulative translation adjustment.
Segment Information
The Company considered the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) when deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of this factor, the Company determined that it operates and manages its business as a single
operating segment.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2023, cash equivalents were comprised primarily of money market funds.
Restricted Cash
The Company classifies all cash whose use is limited by contractual provisions as restricted cash. Restricted cash arises from the requirement for the Company to maintain cash of $0.6 million as collateral in connection with a letter of credit issued with the corporate headquarters and lab space lease agreement entered into on November 19, 2020 and may not access these funds until after the expiration of the initial lease term on December 31, 2025. The Company has classified the certificate of deposits collateralizing the letter of credits issued as a security deposit as restricted cash in the noncurrent asset section of the balance sheets.
Deferred Offering Costs
Deferred offering costs consist of direct legal, accounting and other fees and costs directly attributable to the Company’s proposed Merger (see Note 14). The Company capitalized deferred offering costs incurred prior to the close of the Merger which are included in deferred offering costs within the consolidated balance sheet as of December 31, 2023. The deferred offering costs were $0.7 million as of December 31, 2023.
Concentrations of Credit Risk and
Off-Balance
Sheet Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. Periodically, the Company maintains deposits in accredited financial institutions in excess of governmental insured limits. The Company deposits its cash and cash equivalents in financial institutions that it believes have a high credit quality and have not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
Property, Equipment and Improvements
Property, equipment and improvements are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of each asset. Construction in process is capitalized and once the asset is operational, the Company will commence depreciation of the asset.

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. Expenditures for major renewals and improvements that extend the useful life of the asset are capitalized as part of the asset. Expenditures for repairs and maintenance are expensed as incurred.
The estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Laboratory equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of the lease term or 10 years
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, which consist primarily of property, equipment and improvements, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying amount of the asset is not recoverable, an impairment will be recognized and measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairments were identified during the years ended December 31, 2023 and 2022.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Market participants are independent buyers or sellers in the principal (or most advantageous) market for the asset or liability. Fair value measurements are categorized into a three-tier hierarchy on the basis of the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy are as follows:

•	Level 1 —Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that are accessible at the measurement date;

•
Level
 2
—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar asset or liabilities in markets that are not active or valuations with significant inputs other than quoted prices that are observable, either directly or indirectly; and,

•	Level 3 —Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
Financial instruments are categorized in their entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire fair value measurement.
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist primarily of costs incurred for the development of the proprietary platform and product candidates and include (1) expenses incurred under agreements with third parties and contract research organizations
(“CROs”), (2) costs to acquire and develop supplies for research, (3) salaries and related costs, including stock-based compensation, (4) depreciation and other facility-related and overhead expenses, (5) licensing and license maintenance fees incurred under license option and license agreements where no alternative future use exists, and (6) costs related to compliance with regulatory requirements. The Company recognizes external research and development costs based on an evaluation of the progress to completion of specific tasks using information provided from the Company’s contracted service providers.
Prepaid and Accrued Research and Development Costs
Substantial portions of the Company’s research are performed by third-party laboratories, CROs and other vendors. These vendors generally bill monthly for services performed, or bill based upon milestone achievement. The Company accrues expenses based upon estimates of percentage of work completed and the contract milestones remaining. On occasion, the Company is obligated to make upfront payments upon execution of research and development agreements. Advance payments, including nonrefundable amounts, for goods or services that will be used or rendered for future research and development activities are capitalized as prepaid expenses until such goods are delivered or the related services are performed. The Company estimates the period over which such services will be performed based on the terms of the agreements as well as the level of effort to be expended in each period. Since inception, the Company has not experienced any material differences between the actual and estimated timing of performance or level of effort.
Leases
Effective January 1, 2022, the Company adopted ASC Topic 842,
Leases
(“ASC 842”), and elected to apply the modified retrospective transition approach using the effective date as the initial date of application. ASC 842 requires that lessees recognize leases with a term greater than twelve months on the balance sheet. The Company’s existing capital leases will now be referred to as finance leases. The Company’s existing operating sublease arrangement in which it is the sublessor will remain off balance sheet and lease income will continue to be recognized on a straight-lined basis. ASC 842 provided a number of optional practical expedients in transition. The Company applied the package of three practical expedients to leases that commenced prior to the January 1, 2022. Use of these practical expedients allowed the Company not to reassess: (i) whether any expired or existing contracts were or contained leases; (ii) the lease classification for any expired or existing leases; and (iii) the treatment of initial direct costs for existing leases.
On January 1, 2022, the Company recorded operating lease liabilities and their corresponding right-of-use
(“ROU”) assets based on the present value of lease payments over the remaining lease term. The Company used its incremental borrowing rate (“IBR”) on January 1, 2022, to calculate the present value of the Company’s leases. The IBR approximates the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term. The determination of the appropriate IBR was dependent on several factors, including the economic environment, the amount of the borrowing, the Company’s estimated credit rating and the lease term at the time of measurement. The Company’s unsecured credit rating was estimated via a synthetic credit rating model which included fundamental analysis. The Company’s unsecured credit rating was then adjusted upward using a notching technique to reflect collateralization.
For leases entered into after January 1, 2022, the Company applies the guidance in ASC 842, and determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies a lease at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as an operating or finance lease and records a
ROU asset and a lease liability on the consolidated balance sheet for any lease with a lease term greater than twelve months. The Company has elected the practical expedient to not recognize leases with a lease term of twelve months or less on the balance sheet (“short-term leases”) and will recognize lease payments for such short-term leases as an expense on a straight-line basis.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components may include items such as maintenance, utilities, or other operating costs. The Company has elected to combine the lease and associated non-lease
components in its lease arrangements as a single lease component for all real estate and equipment leases. Variable lease costs, such as utilities or maintenance costs, are not included in the measurement of ROU assets and lease liabilities, but rather are expensed when the events determining the amount of variable lease consideration to be paid occurs.
For lease arrangements in which the Company is a lessee, finance and operating ROU assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term determined using the discount rate implicit in the lease if readily determinable. When the rate implicit in the lease is not readily determinable, the Company utilizes its IBR, which is determined on the basis of information that is available at the lease commencement date. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease costs are expensed using the straight-line method as an operating expense over the lease term unless the operating lease ROU asset has been impaired. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Finance lease assets are amortized to depreciation expense using the straight-line method over the shorter of the useful life of the related asset or the lease term. Finance lease payments are bifurcated between (i) a portion that is recorded as interest expense and (ii) a portion that reduces the finance lease liability associated with the lease.
Simple Agreements for Future Equity
SAFE instruments do not represent legal form debt (i.e., no creditor rights), but allow for redemption based upon certain triggering events that are outside of the control of the Company. The Company accounts for a SAFE as a liability at fair value on a recurring basis. Triggering events include an equity financing, public listing transaction, change of control or dissolution. Changes in the liability’s fair value are recognized in the Company’s statements of operations and comprehensive loss.
Convertible Preferred Stock
The Company classifies convertible preferred stock outside of stockholders’ deficit on the consolidated balance sheets as it is redeemable upon the occurrence of a Deemed Liquidation Event, as defined below, that is not strictly within the Company’s control. The issuance of convertible preferred stock is recorded at the issuance price less any amounts allocated to freestanding liabilities associated with the issuance and related allocable issuance costs. The carrying values of the convertible preferred stock have not been adjusted to their liquidation preferences because it is not considered probable that a Deemed Liquidation Event will occur and make such stock redeemable.
Stock-Based Compensation
The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, which is generally equal to the vesting period, using the straight-line method. For stock options with performance conditions, the Company records stock-based compensation expense when it is deemed probable that the performance condition will be met. The Company uses the Black-Scholes-Merton (“BSM”) option-pricing model to determine the fair value of stock options. The BSM option-pricing model requires the use of assumptions to determine the fair value of the stock options. The fair value of the shares of common stock underlying stock options has historically been determined by the Board of Directors (“Board”), with input from management and contemporaneous third-party valuations, as there was no public market for the common stock. Given the absence of a public market for the Company’s common stock, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, the Board exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each stock option grant date.
The Company calculates the fair value of stock options granted by using the BSM option-pricing model with the following assumptions:
Expected Volatility
—The estimated volatility is determined by evaluating the average historical volatility of a peer group of companies for the period preceding the stock option grant for a term that is approximately equal to the stock options’ expected term.
Expected Term
—The expected life represents the period of time that the stock options are expected to be outstanding. Because the Company does not have substantial historical exercise behavior, it determines the expected life assumption using the simplified method, for employees and nonemployees, which is an average of the contractual term of the stock option and its vesting period.
Risk-Free Interest Rate
—The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon
issues with a term that is equal to the stock options’ expected term at the grant date.
Dividend Yield
—The Company has not declared or paid dividends to date and does not anticipate declaring dividends for the foreseeable future. As such, the dividend yield is estimated to be zero.
Forfeitures
—The Company records forfeitures as they occur.
The purchase price of restricted common stock granted to founders, employees and consultants is the estimated fair value on the grant date and is subject to various vesting schedules. Unvested restricted common stock are subject to repurchase rights held by the Company at the original issuance price in the event the restricted common stockholders’ service to the Company is terminated either voluntarily or involuntarily. The associated liability is classified in accrued expenses and other current liabilities in the consolidated balance sheets. The balance of this liability as of December 31, 2023 and 2022 is immaterial.
All stock-based compensation expense is recorded in research and development expense or general and administrative expense in the consolidated statements of operations and comprehensive loss, on the basis of the respective employee and nonemployee’s role within the Company.
Income Taxes
The Company accounts for income taxes under the asset and liability method under ASC Topic 740,
Income Taxes
(“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determined deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Related Party Transactions
Related parties are directly or indirectly related to the Company, through one or more intermediaries and are in control, controlled by, or under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may transact with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Board reviews and approves transactions with directors, officers and holders of 5% or more of the Company’s voting securities and their affiliates or their family members. The material facts as to the related party’s relationship or interest in the transaction are disclosed to the Board prior to its consideration of such transaction, and the transaction is not considered approved by the Board unless a majority of the directors who are not interested in the transaction approve the transaction.
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. The comprehensive loss for the Company equals its net loss plus changes in foreign currency translation for all periods presented.
Net Loss per Share
The Company applies the
two-class
method when computing earnings per share attributable to common stockholders as the Company has issued securities that meet the definition of participating securities. The two-class
method determines earnings per share for each class of common and participating securities according to dividends declared or accumulated in the current period and participation rights in undistributed earnings. The Company considers its convertible preferred stock and SAFEs to be participating securities as, in the event a dividend is paid on common stock, the holders of convertible preferred stock and SAFEs would be entitled to receive dividends on a basis consistent with the common stockholders. There is no allocation required under the two-class
method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, excluding potentially dilutive common shares. Diluted net loss per share attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For purposes of this calculation, the Company’s outstanding convertible preferred stock, stock options, unvested restricted common stock and the SAFEs are considered potential dilutive common shares.
The Company generated a net loss for each of the years presented. Accordingly, basic and diluted net loss per share attributable to common stockholders are the same because the inclusion of the potentially dilutive securities would be anti-dilutive.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB, or other standard setting bodies and are adopted by the Company as of the specified effective dates. Unless otherwise discussed, the impact of recently issued standards that are not yet effective are not anticipated to have a material impact on the Company’s consolidated financial statements upon adoption.
Recently Issued Accounting Pronouncement Not Yet Adopted
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
 470-20)
and Derivatives and Hedging Contracts in an Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU 2020-06”).
ASU 2020-06
simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (i) those not carried at fair value with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (ii) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in
capital.
ASU 2020-06
also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions.
ASU 2020-06
will be effective for the Company beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of the adoption of
ASU 2020-06
will have on the consolidated financial statements and disclosures.
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting
(Topic 280) (“ASU
2023-07”),
which enhances the segment disclosure requirements for public entities on an annual and interim basis. Under ASU
2023-07,
public entities will be required to disclose significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss. Additionally, current annual disclosures about a reportable segment’s profit or loss and assets will be required on an interim basis. Entities will also be required to disclose information about the CODM’s title and position at the Company along with an explanation of how the CODM uses the reported measures of segment profit or loss in their assessment of segment performance and deciding whether how to allocate resources. Finally, ASU
2023-07
requires all segment disclosures for public entities that have only a single reportable segment. The amendments in ASU
2023-07
are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-07
on its consolidated financial statements.

In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes
(Topic 740) (“ASU
2023-09”),
which enhances the income tax disclosure requirements for public entities on an annual basis. Under ASU
2023-09,
public entities will be required to disclose in their rate reconciliation, on an annual basis, both percentages and amounts in their reporting currency for certain categories in a tabular format, with accompanying qualitative disclosures. The amendments in ASU
2023-09
are effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company is currently evaluating the impact of ASU
2023-09
on its consolidated financial statements.